FINANCIAL RISK MANAGEMENT - Schedule of fair value assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets	$ 462,854	$ 425,797
Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	8,113	7,230
Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	2,020	403
Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	6,093	6,827
Investments in equity instruments designated as at FVTOCI | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	2,020	403
Investments in equity instruments designated as at FVTOCI | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	2,020	403
Investments in equity instruments designated as at FVTOCI | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	6,093	6,827
Investments in debt instruments designated as at FVTPL | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	$ 6,093	$ 6,827